Supplemental cash flow information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	$ 9.5	$ (8.8)
Inventories	(4.8)	10.6
Prepaid expenses and other	0.2	(6.7)
Trade and other payables	(3.9)	21.1
Total change in non-cash operating working capital	1.0	16.2
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on concentrate contracts	0.6	0.9
Equity settled share-based payment expense	1.5	2.4
Loss on disposal of assets	2.0	1.6
Settlement and gain on revaluation of gold price option contracts	0.0	(26.4)
Loss on revaluation of copper price option contracts	1.5	0.0
Unrealized loss on revaluation of non-current derivative financial instruments	62.9	110.4
Loss (gain) on revaluation of investments	21.3	(17.4)
Gain on receivable associated with Mesquite sale	0.0	(12.8)
Revaluation of CSP’s reclamation and closure cost obligation	4.5	(3.4)
Total other non-cash adjustments	$ 94.3	$ 55.3